Bank loans (Details Narrative)		12 Months Ended
	Mar. 23, 2023 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2024 SGD ($)
Short-Term Debt [Line Items]
Interest Expense, Operating and Nonoperating		$ 25,547	$ 34,902	$ 36,616
Bank Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, term		5 years	5 years
Loans payable to bank					$ 750,000
Debt instrument, maturity date, description		December 2025	December 2025
Debt instrument, interest rate during period		3.00%	3.00%
Debt instrument carrying amount		$ 118,371		313,544	161,719
Another Bank Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, term	5 years
Loans payable to bank	$ 500,000
Debt instrument, maturity date, description	March 2028
Debt instrument, interest rate during period	7.00%
Debt instrument carrying amount		$ 282,626		$ 435,658	$ 386,123